Barclays PLC (the Parent company) - Total assets and liabilities (Details) € in Millions, £ in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2022 GBP (£)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 GBP (£)	Dec. 31, 2020 GBP (£)
Loans and advances in subsidiaries
Loans and advances at amortised cost		£ 398,779			£ 361,451
Subordinated liabilities and debt securities in issue
Issuance of subordinated liabilities		1,477	$ 1,477		1,890	£ 1,438
Subordinated liabilities		11,423			12,759	16,341
Debt securities in issue		112,881			98,867
Financial assets and liabilities designated at fair value
Financial liabilities designated at fair value		271,637			250,960
Financial assets at fair value through the income statement		213,568			191,972
Derivative Instruments
Derivative financial liabilities		289,620			256,883
Callable
Loans and advances in subsidiaries
Loans and advances at amortised cost		17,764			19,749
Subordinated liabilities and debt securities in issue
Subordinated liabilities		0			0
Debt securities in issue		0			0
Financial assets and liabilities designated at fair value
Financial liabilities designated at fair value		10,844			21,339
Financial assets at fair value through the income statement		32,071			24,257
Derivative Instruments
Derivative financial liabilities		288,573			255,747
Barclays PLC
Investment in subsidiaries
Investment in subsidiaries		64,544			62,528
Increase through change in equity of subsidiaries		2,016
Loans and advances in subsidiaries
Net increase in loans and advances to subsidiaries of the parent	[1]	(5,087)			(6,118)	(4,732)
Loans and advances at amortised cost		23,628			22,072
Foreign exchange gain		1,404
Conversion of convertible instruments		2,969
Subordinated liabilities and debt securities in issue
Issuance of subordinated liabilities		1,000			1,579	158
Subordinated liabilities		11,230			9,301
Debt securities in issue		24,086			25,658
Financial assets and liabilities designated at fair value
Financial liabilities designated at fair value		22,971			16,319
Net increase in debt securities in issue	[2]	4,813			4,939	£ 3,720
Financial assets at fair value through the income statement		28,930			25,091
Difference between the financial liabilities' carrying amount and the contractual amount on maturity		2,100			271
Derivative Instruments
Increase in derivative financial liabilities		863
Derivative financial liabilities		906			43
Barclays PLC | Senior Notes | Callable | Fixed interest rate
Financial assets and liabilities designated at fair value
Net increase in debt securities in issue			7,250	€ 2,250
Barclays PLC | Zero coupon | Callable
Financial assets and liabilities designated at fair value
Net increase in debt securities in issue | $			400
Barclays PLC | Barclays Bank PLC
Investment in subsidiaries
Investment in subsidiaries		36,340			35,590
Increase through change in equity of subsidiaries		750
Barclays PLC | Barclays Bank PLC | AT1 Securities
Investment in subsidiaries
Investment in subsidiaries		10,760			9,493
Increase through change in equity of subsidiaries		998
Barclays PLC | Barclays UK
Investment in subsidiaries
Investment in subsidiaries		14,245			14,245
Impairment in subsidiaries
Reversal of impairment loss recognised in profit or loss					£ 2,573
Discount rate applied to cash flow projections					14.50%	13.80%
Terminal growth rate					2.00%	2.00%
Loans and advances in subsidiaries
Foreign exchange gain		1,663
Barclays PLC | Barclays UK | AT1 Securities
Investment in subsidiaries
Investment in subsidiaries		2,570			£ 2,570
Barclays PLC | Subsidiaries
Loans and advances in subsidiaries
Net increase in loans and advances to subsidiaries of the parent		1,556
Cash advances and loans made to related parties		4,487
Conversion of convertible instruments		£ 4,765
Barclays PLC | Subsidiaries | Callable | Fixed interest rate
Subordinated liabilities and debt securities in issue
Issuance of subordinated liabilities | $			$ 1,000

[1]	Includes financial assets at fair value through the income statement
[2]	Includes financial liabilities designated at fair value.